Restatement of 30 June 2024 balances (Tables)	12 Months Ended
Jun. 30, 2025
Restatement Of 30 June 2024 Balances
Schedule of restatement on consolidated financial statements

The impact of the restatement on the 30 June 2024 consolidated financial statements are as follows:

	As previously reported $	Restatement $	Restated $
Impact on statement of profit or loss and other comprehensive income
Share based payments expense	(1,667,973)	1,047,436	(620,537)
Loss before income tax benefit	2,988,469	(1,047,436)	1,941,033
Loss after income tax benefit	2,988,469	(1,047,436)	1,941,033
Basic and diluted loss for the year attributable to equity holders	2.30	(0.81)	1.49

Impact on statement of financial position
Share option reserve	2,801,886	(1,047,436)	1,754,450
Accumulated losses	(48,202,837)	1,047,436	(47,155,401)

Total equity	3,311,730	-	3,311,730